Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Commitments and Contingencies
8.	Commitments and Contingencies:

Capital Expenditures under the Company’s Newbuilding program:

The Company has remaining contractual commitments to the shipyard for its Newbuilding Tankers as of June 30, 2026 totalling $345,780, out of which an amount of $22,600 is payable in 2027, an amount of $126,560 is payable in 2028 and an amount of $196,620 is payable in 2029. These contractual commitments to the shipyard are financed at 85% through the lease financing agreements with ABCFL and CIBFL (see Note 7).

On July 13, 2026, the Company entered into an SPA with Rubico Inc. to sell the shares of Roman Shark VII Inc. (see Note 14). On August 14, 2026 the SPA was consummated and as a result, the Company has reduced its commitments by $38,420 ($9,040 in 2028 and $29,380 in 2029).

On July 27, 2026, the Company entered into an SPA with Rubico Inc. to sell the shares of Roman Shark V Inc. (see Note 14). Once the SPA is consummated, which is expected to occur by September 30, 2026, the Company will have reduced its commitments by $38,420 ($13,560 in 2028 and $24,860 in 2029).

The Company also has contractual commitments, as of June 30, 2026, to Central Mare as seller of the Newbuilding Tankers totalling $12,457 that was settled in July 2026.

On July 28, 2026, the Company entered into an SPA for the purchase of the Three MR Tankers with Central Mare (see Note 14). Once the SPA is consummated the Company will have remaining contractual commitments to the shipyard totalling $140,235, out of which an amount of $16,245 is payable in 2027, an amount of $21,660 is payable in 2028 and an amount of $102,330 is payable in 2029. These contractual commitments to the shipyard are expected to be financed at about 85% from the lease financing arrangement that the Company expects to enter into. (see Note 14).

Once the SPA for the Three MR Tankers is consummated the Company will also have contractual commitments to Central Mare as seller of the Three MR Tankers totaling $30,850 out of which $23,500 was settled by applying the 2025 No Shop LOI consideration, $5,190 was settled in cash and the remaining $2,160 is payable in cash.

Guarantee on performance of the SLBs of Rubico Inc. with Huarong:

Concurrently with the entry into the New Huarong Facility, the Company provided a guarantee of the obligations of the vessel-owning subsidiaries of Rubico Inc. under similar SLBs entered into with Huarong in an aggregate amount of $84,000, consummated in November 2025. The outstanding amount as of June 30, 2026, is $81,375. Furthermore, the New Huarong Facility contains cross-default provisions which would be triggered by a default under these SLBs entered into by Rubico Inc. The Company assigns zero probability of default to said SLBs and hence has not established any provisions for losses relating to this matter.

Guarantee on performance of the financing of the related newbuilding contract owner with ABCFL:

Concurrently with the entry into the ABCFL Facility (see Note 7), the Company provided a guarantee of the obligations of the vessel-owning subsidiary of Rubico Inc. under similar lease financing entered into with ABCFL in an aggregate amount of $38,420, consummated in March 2026. The outstanding amount as of June 30, 2026, is $5,763. Furthermore, the ABCFL Facility contains cross-default provisions which would be triggered by a default under the financing of the related newbuilding contract owner with ABCFL. The Company assigns zero probability of default to said lease financing and hence has not established any provisions for losses relating to this matter.